Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities
NOTE 4	Investment Securities

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2012					2011
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$3,154	$27	$–	$–	$3,181	$2,560	$35	$–	$–	$2,595
Mortgage-backed securities
Residential
Agency	31,064	545	–	(6)	31,603	16,085	333	–	(3)	16,415
Non-agency non-prime (d)	1	–	–	–	1	2	–	–	–	2
Commercial non-agency	2	–	–	–	2	4	–	–	(2)	2
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	7	15	–	–	22	52	13	–	(2)	63
Other	19	2	(3)	(1)	17	23	1	(6)	(1)	17
Obligations of state and political subdivisions	20	1	–	–	21	23	1	–	(1)	23
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	115	–	–	(17)	98	121	–	–	(29)	92
Total held-to-maturity	$34,389	$590	$(3)	$(24)	$34,952	$18,877	$383	$(6)	$(38)	$19,216
Available-for-sale (b)
U.S. Treasury and agencies	$1,211	$16	$–	$(1)	$1,226	$1,045	$13	$–	$(1)	$1,057
Mortgage-backed securities
Residential
Agency	28,754	746	–	(5)	29,495	39,337	981	–	(4)	40,314
Non-agency
Prime (c)	641	3	(16)	(4)	624	911	5	(63)	(50)	803
Non-prime (d)	372	4	(20)	(1)	355	1,047	9	(247)	(7)	802
Commercial
Agency	185	8	–	–	193	133	7	–	–	140
Non-agency	–	–	–	–	–	42	2	–	(2)	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	32	10	–	–	42	180	31	(3)	(2)	206
Other	579	14	–	(1)	592	694	16	(5)	(24)	681
Obligations of state and political subdivisions	6,059	396	–	–	6,455	6,394	167	–	(22)	6,539
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	814	2	–	(85)	731	1,000	1	–	(174)	827
Perpetual preferred securities	205	27	–	(14)	218	379	25	–	(86)	318
Other investments	182	20	–	–	202	188	15	–	(1)	202
Total available-for-sale	$39,040	$1,246	$(36)	$(111)	$40,139	$51,356	$1,272	$(318)	$(373)	$51,937

(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

During 2012, the Company transferred $11.7 billion of available-for-sale agency mortgage-backed investment securities to the held-to-maturity category, reflecting the Company’s intent to hold those securities to maturity.

The weighted-average maturity of the available-for-sale investment securities was 4.1 years at December 31, 2012, compared with 5.2 years at December 31, 2011. The corresponding weighted-average yields were 2.93 percent and 3.19 percent, respectively. The weighted-average maturity of the held-to-maturity investment securities was 3.3 years at December 31, 2012, and 3.9 years at December 31, 2011. The corresponding weighted-average yields were 1.94 percent and 2.21 percent, respectively.

For amortized cost, fair value and yield by maturity date of held-to-maturity and available-for-sale investment securities outstanding at December 31, 2012, refer to Table 13 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Investment securities with a fair value of $20.1 billion at December 31, 2012, and $20.7 billion at December 31, 2011, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by contractual obligation or law. Included in these amounts were securities where the Company and certain counterparties have agreements granting the counterparties the right to sell or pledge the securities. Investment securities delivered under these types of arrangements had a fair value of $3.4 billion at December 31, 2012, and $7.0 billion at December 31, 2011.

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Taxable	$1,515	$1,517	$1,292
Non-taxable	277	303	309
Total interest income from investment securities	$1,792	$1,820	$1,601

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Realized gains	$158	$11	$21
Realized losses	(99)	(7)	(8)
Net realized gains (losses)	$59	$4	$13
Income tax (benefit) on net realized gains (losses)	$23	$2	$5

In 2007, the Company purchased certain structured investment securities (“SIVs”) from certain money market funds managed by an affiliate of the Company. Subsequent to the initial purchase, the Company exchanged its interest in the SIVs for a pro-rata portion of the underlying investment securities according to the applicable restructuring agreements. The SIVs and the investment securities received are collectively referred to as “SIV-related securities”. During 2012, the Company sold essentially all of the SIV-related securities.

Some of the SIV-related securities evidenced credit deterioration at the time of acquisition by the Company. All investment securities with evidence of credit deterioration at acquisition have been subsequently sold by the Company as of December 31, 2012. Changes in the accretable balance for these investment securities were as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$100	$139	$292
Additions (a)	–	–	66
Disposals	(90)	–	(219	) (b)
Accretion	(11)	(17)	(29)
Other (c)	1	(22)	29
Balance at end of period	$–	$100	$139

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows related to variable rates on certain investment securities.

The Company conducts a regular assessment of its investment securities with unrealized losses to determine whether investment securities are other-than-temporarily impaired considering, among other factors, the nature of the investment securities, credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows of underlying collateral, market conditions and whether the Company intends to sell or it is more likely than not the Company will be required to sell the investment securities.

The following table summarizes other-than-temporary impairment by investment category:

	2012			2011			2010
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total
Held-to-maturity
Other asset-backed securities	$–	$–	$–	$–	$–	$–	$(2)	$–	$(2)
Total held-to-maturity	$–	$–	$–	$–	$–	$–	$(2)	$–	$(2)
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(12)	$(9)	$(21)	$(3)	$(5)	$(8)	$(5)	$(10)	$(15)
Non-prime (b)	(33)	21	(12)	(24)	(23)	(47)	(63)	(60)	(123)
Commercial non-agency	(1)	(1)	(2)	–	–	–	–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	–	–	–	–	(6)	(1)	(7)
Other	(1)	1	–	(4)	3	(1)	(13)	4	(9)
Obligations of state and political subdivisions	–	–	–	(4)	–	(4)	–	–	–
Perpetual preferred securities	(27)	–	(27)	–	–	–	(1)	–	(1)
Other debt securities	–	–	–	–	–	–	(1)	1	–
Total available-for-sale	$(74)	$12	$(62)	$(35)	$(25)	$(60)	$(89)	$(66)	$(155)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Losses represent the non-credit portion of other-than-temporary impairment recorded in other comprehensive income (loss) for investment securities determined to be other-than-temporarily impaired during the period. Gains represent recoveries in the fair value of securities that have or previously had non-credit other-than-temporary impairment.

The Company determined the other-than-temporary impairment recorded in earnings for debt securities not intended to be sold by estimating the future cash flows of each individual investment security, using market information where available, and discounting the cash flows at the original effective rate of the investment security. Other-than-temporary impairment recorded in other comprehensive income (loss) was measured as the difference between that discounted amount and the fair value of each investment security. For perpetual preferred securities determined to be other-than-temporarily impaired, the Company recorded a loss in earnings for the entire difference between the securities’ fair value and their amortized cost.

The following table includes the ranges for principal assumptions used for those available-for-sale non-agency mortgage-backed securities determined to be other-than-temporarily impaired:

	Prime (a)			Non-Prime (b)
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2012
Estimated lifetime prepayment rates	6%	22%	14%	3%	10%	6%
Lifetime probability of default rates	3	6	4	3	10	7
Lifetime loss severity rates	40	50	47	45	65	56
December 31, 2011
Estimated lifetime prepayment rates	4%	15%	14%	2%	11%	6%
Lifetime probability of default rates	2	9	3	1	20	5
Lifetime loss severity rates	40	50	46	8	70	52

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Changes in the credit losses on debt securities (excludes perpetual preferred securities) are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$298	$358	$335
Additions to Credit Losses Due to Other-than-temporary Impairments
Credit losses on securities not previously considered other-than-temporarily impaired	6	7	18
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	41	28	72
Total other-than-temporary impairment on debt securities	47	35	90
Other Changes in Credit Losses
Increases in expected cash flows	(15)	(21)	(26)
Realized losses (a)	(39)	(73)	(60)
Credit losses on security sales and securities expected to be sold	(157)	(1)	–
Other	–	–	19
Balance at end of period	$134	$298	$358

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

At December 31, 2012, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2012:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$100	$–	$–	$–	$100	$–
Mortgage-backed securities
Residential agency	1,015	(6)	–	–	1,015	(6)
Commercial non-agency	–	–	2	–	2	–
Other asset-backed securities	–	–	10	(4)	10	(4)
Corporate debt securities	–	–	97	(17)	97	(17)
Total held-to-maturity	$1,115	$(6)	$109	$(21)	$1,224	$(27)
Available-for-sale
U.S. Treasury and agencies	$400	$(1)	$–	$–	$400	$(1)
Mortgage-backed securities
Residential
Agency	3,316	(5)	173	–	3,489	(5)
Non-agency (a)
Prime (b)	17	–	404	(20)	421	(20)
Non-prime (c)	–	–	284	(21)	284	(21)
Other asset-backed securities	–	–	2	(1)	2	(1)
Obligations of state and political subdivisions	48	–	12	–	60	–
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	5	–	586	(85)	591	(85)
Perpetual preferred securities	–	–	119	(14)	119	(14)
Other investments	2	–	3	–	5	–
Total available-for-sale	$3,794	$(6)	$1,583	$(141)	$5,377	$(147)

(a)	The Company has $41 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in the underlying collateral pool performance. Borrower defaults may increase if current economic conditions persist or worsen. Additionally, further deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(c)	Includes all securities not meeting the conditions to be designated as prime.

The Company does not consider these unrealized losses to be credit-related. These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. A substantial portion of investment securities that have unrealized losses are either corporate debt or mortgage-backed securities issued with high investment grade credit ratings. In general, the issuers of the investment securities are contractually prohibited from prepayment at less than par, and the Company did not pay significant purchase premiums for these investment securities. At December 31, 2012, the Company had no plans to sell investment securities with unrealized losses, and believes it is more likely than not it would not be required to sell such investment securities before recovery of their amortized cost.